ACCRUED EXPENSES AND OTHER PAYABLES	9 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(9)    ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31, 2017	December 31, 2017
	RMB	RMB
Value-added tax and other taxes payable	2,407,530	5,633,799
Accrued payroll and welfare	17,042,283	25,997,904
Accrued test monitoring fees	17,141,791	44,189,462
Royalty fees payable	734,571	1,707,151
Income taxes payable	—	14,953,642
Other current liabilities	52,032,672	38,479,021

Total accrued expenses and other payables	89,358,847	130,960,979

Other current liabilities as of March 31, 2017 and December 31, 2017 mainly include accrued traveling expenses, meeting expense and other operating expenses. The balance as of March 31, 2017 also includes an investment prepayment of RMB 34,000,000 received from two third party investors of Muhua Shangce (formerly known as “ATA Data”), for the acquisition of 20% equity shares of Muhua Shangce pursuant to the investment agreement signed on February 23, 2017. As of March 31, 2017, the closing conditions have not been met in accordance with relevant legal rules in PRC. Therefore, the amount was recognized as a liability as of March 31, 2017. The investment was closed with relevant regulatory registration process completed in June 2017.